Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,428)	$ (6,283)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	338	296
Interest (income) expenses	(57)	4
Net changes in operating leases	(63)	(98)
Interest expenses on finance lease		(2)
Exchange (gains) losses on cash and cash equivalents and restricted cash	(1)	46
Changes in accrued liability for employee rights upon retirement	42	(8)
Share-based compensation	1,048	436
Changes in operating assets and liabilities:
(Increase) decrease in other current assets and long-term prepaid expenses	(329)	285
Decrease in trade receivables		129
Increase (decrease) in accounts payable:
Trade	1,857	(360)
Other (including other non-current liability)	(592)	(268)
Decrease in deferred revenue	(112)	(188)
Net cash used in operating activities	(8,297)	(6,011)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(440)	(211)
Maturity of short-term bank deposits		5,085
Net cash (used in) provided by investing activities	(440)	4,874
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants		3,594
Issuance costs		(58)
Proceeds from issuance of ordinary shares subject to possible redemption		1,598
Proceeds from exercised warrants		7,048
Finance lease payments		(104)
Net cash provided by financing activities		12,078
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(8,737)	10,941
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	22,348	13,697
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	1	(46)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	13,612	24,952
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Right of use assets obtained in exchange for new operating lease liabilities		182
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	13,252	24,231
Restricted bank deposits included in non-current assets	360	361
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	13,612	24,592
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Reclassification of ordinary shares subject to possible redemption into ordinary shares	1,598
Interest received	6	25
Interest paid		$ (2)